Submission	Jan. 13, 2025
Submission [Line Items]
Central Index Key	0002013745
Registrant Name	Calumet, Inc. /DE
Registration File Number	333-284267
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES